PROSPECTUS SUPPLEMENT

May 1, 2021

For

The Guardian C+C Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus and Statement of Additional Information dated May 1, 2007 for The Guardian C+C Variable Annuity issued through The Guardian Separate Account F.

The information below regarding your allocation options replaces the chart of variable investment options in your prospectus, as amended, in the section entitled “Your Allocation Options — The Variable Investment Options.”

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at

http://prospectuses.guardianlife.com/GuardianLife/ProspectusesandFinancialReports/. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Global Thematic Growth Portfolio (Class B) AllianceBernstein, L.P.	1.20%	39.08%	17.03%	9.67%
Long-term growth of capital.	AB VPS Growth and Income Portfolio (Class B) AllianceBernstein, L.P.	0.87%	2.47%	9.46%	11.29%
Long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein, L.P.	0.92%	35.15%	20.15%	17.14%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio (Class I-2) Fred Alger Management, LLC	0.93%	41.75%	20.04%	16.98%
Capital growth.	American Century VP Capital Appreciation Fund (Class I Shares) American Century Investment Management, Inc.	0.93%	42.46%	18.14%	13.67%
Seeks income and capital growth consistent with reasonable risk.	Fidelity VIP Balanced Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc.	0.73%	22.13%	12.47%	10.10%
Seeks long-term capital appreciation.	Fidelity VIP Contrafund® Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.86%	30.23%	15.90%	13.23%
Seeks reasonable income. The fund will also consider the potential for capital appreciation.	Fidelity VIP Equity-Income Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.78%	6.44%	10.41%	9.89%

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%
Seeks to achieve capital appreciation.	Fidelity VIP Growth Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.87%	43.55%	21.02%	16.96%
Seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.87%	17.87%	10.79%	9.22%
The Fund seeks capital appreciation.	Invesco V.I. American Franchise Fund (Series I) Invesco Advisers, Inc.	0.86%	42.35%	19.56%	15.32%
Long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Invesco Advisers, Inc.	0.81%	13.85%	10.67%	9.55%
Total return through growth of capital and current income.	Invesco V.I. Government Securities Fund (Series I) Invesco Advisers, Inc. Invesco Asset Management Limited	0.67%	6.27%	3.19%	2.79%
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund (Series II) Invesco Advisers, Inc.	0.92%	5.97%	2.92%	2.52%
Long-term growth of capital.	Invesco V.I. Growth and Income Fund (Series II) Invesco Advisers, Inc.	1.00%	1.85%	8.40%	9.05%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Service Shares) Janus Capital Management LLC	0.97%	19.18%	17.92%	14.97%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Service Shares) Janus Capital Management LLC	0.83%	10.25%	4.67%	4.19%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Service Shares) Janus Capital Management LLC	1.01%	39.03%	20.73%	16.73%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Service Shares) Janus Capital Management LLC	1.09%	19.76%	13.06%	9.81%
Seeks capital appreciation.	MFS® Growth Series (Service Class) Massachusetts Financial Services Company	0.98%	31.54%	19.98%	16.50%
Seeks capital appreciation.	MFS® Core Equity Portfolio (Service Class) Massachusetts Financial Services Company	1.12%	18.39%	15.85%	13.53%
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® Income Portfolio (Service Class) Massachusetts Financial Services Company	1.00%	9.11%	6.33%	4.78%
Seeks capital appreciation.	MFS® Investors Trust Series (Service Class) Massachusetts Financial Services Company	1.04%	13.60%	13.38%	12.22%
Seeks capital appreciation.	MFS® New Discovery Series (Service Class) Massachusetts Financial Services Company	1.12%	45.58%	22.68%	14.41%
Long-term growth of capital.	PSF PGIM Jennison Portfolio (Class II) formerly Jennison Portfolio (Class II) PGIM Investments LLC Jennison Associates LLC	1.02%	55.57%	22.37%	18.13%

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks long-term capital growth.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.16%	5.80%	6.15%	6.08%
Long-term growth of capital.	Value Line Centurion Fund EULAV Asset Management	0.87%	17.55%	14.93%	13.40%
High total investment return consistent with reasonable risk.	Value Line Strategic Asset Management Trust EULAV Asset Management	0.88%	17.98%	13.20%	11.47%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	20.13%	15.32%	13.79%
To seek current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	7.92%	9.75%	6.76%
To seek a high level of current income and capital appreciation without undue risk to principal.	Victory INCORE Investment Quality Bond VIP Series Victory Capital Management Inc.	0.56%	8.35%	4.62%	4.05%
A high level of current income consistent with preservation of capital.	Victory INCORE Low Duration Bond VIP Series Victory Capital Management Inc.	0.53%	4.33%	2.56%	1.94%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	6.24%	8.27%	5.96%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	-0.44%	8.98%	9.64%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	16.17%	13.06%	3.01%

Except as set forth herein, all other provisions of the prospectus noted above, as previously supplemented, shall remain unchanged.

This Prospectus Supplement should be retained for future reference.